Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (collectively, the “PvP Rule”), we are providing certain information about the relationship between compensation paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. For information concerning the Compensation Committee’s pay-for-performance philosophy and how it aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
As a qualified “smaller reporting company” under the SEC’s rules, we have elected to provide the level of disclosure permitted under Item 402(v) of Regulation S-K applicable to “smaller reporting companies” with respect to this Pay Versus Performance section. Parenthetical letter references in the table below correlate to column letters or names referenced directly in the PvP Rule.
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:
					Total Shareholder Return	Net Income (Loss) ($ millions)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2025	$2,023,603	$1,051,592	$879,733	$494,306	$80.90	$(15.1)
2024	$1,959,007	$813,504	$832,589	$406,920	$94.69	$(16.6)
2023	$2,318,419	$1,625,725	$968,767	$680,771	$88.74	$4.4
(1)
Mr. Volovic served as our principal executive officer (“PEO”) for the full fiscal year in each of 2025, 2024, and 2023. Our other NEOs (the “Non-PEO NEOs”) for fiscal years 2025, 2024, and 2023 were Messrs. Doar and Wright and Mses. McClelland and Jamison.
(2)
The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.
PEO SCT Total to CAP Reconciliation
Fiscal Year	2023	2024	2025
SCT Total	$2,318,419	$1,959,007	$2,023,603
− Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(1,249,963)	$(1,249,967)	$(1,249,991)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$912,834	$731,862	$775,799
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(405,237)	$(660,504)	$(468,613)
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$0	$0	$0
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$36,298	$29,918	$(29,206)
− Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year	$13,374	$3,188	$0
Compensation Actually Paid	$1,625,725	$813,504	$1,051,592
Non-PEO NEO Average SCT Total to Average CAP Reconciliation
Fiscal Year	2023	2024	2025
SCT Total	$968,767	$832,589	$879,733
− Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(462,455)	$(474,963)	$(514,238)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$337,724	$278,073	$319,151
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(189,375)	$(243,685)	$(177,941)
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$0	$0	$0
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$20,495	$13,597	$(12,399)
− Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year	$5,615	$1,309	$0
Compensation Actually Paid	$680,771	$406,920	$494,306

Named Executive Officers, Footnote
(1)
Mr. Volovic served as our principal executive officer (“PEO”) for the full fiscal year in each of 2025, 2024, and 2023. Our other NEOs (the “Non-PEO NEOs”) for fiscal years 2025, 2024, and 2023 were Messrs. Doar and Wright and Mses. McClelland and Jamison.

PEO Total Compensation Amount	$ 2,023,603	$ 1,959,007	$ 2,318,419
PEO Actually Paid Compensation Amount	$ 1,051,592	813,504	1,625,725
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.
PEO SCT Total to CAP Reconciliation
Fiscal Year	2023	2024	2025
SCT Total	$2,318,419	$1,959,007	$2,023,603
− Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(1,249,963)	$(1,249,967)	$(1,249,991)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$912,834	$731,862	$775,799
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(405,237)	$(660,504)	$(468,613)
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$0	$0	$0
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$36,298	$29,918	$(29,206)
− Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year	$13,374	$3,188	$0
Compensation Actually Paid	$1,625,725	$813,504	$1,051,592

Non-PEO NEO Average Total Compensation Amount	$ 879,733	832,589	968,767
Non-PEO NEO Average Compensation Actually Paid Amount	$ 494,306	406,920	680,771
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation
Fiscal Year	2023	2024	2025
SCT Total	$968,767	$832,589	$879,733
− Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(462,455)	$(474,963)	$(514,238)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$337,724	$278,073	$319,151
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(189,375)	$(243,685)	$(177,941)
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$0	$0	$0
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$20,495	$13,597	$(12,399)
− Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year	$5,615	$1,309	$0
Compensation Actually Paid	$680,771	$406,920	$494,306

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 80.9	94.69	88.74
Net Income (Loss)	$ (15,100,000)	(16,600,000)	4,400,000
PEO Name	Mr. Volovic
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,249,991)	(1,249,967)	(1,249,963)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	775,799	731,862	912,834
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(468,613)	(660,504)	(405,237)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,206)	29,918	36,298
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,188	13,374
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(514,238)	(474,963)	(462,455)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,151	278,073	337,724
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,941)	(243,685)	(189,375)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,399)	13,597	20,495
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 1,309	$ 5,615